NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
Summary of roll forward of the third party Debt
March 31, 2025	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2024	$1,397,385	2,557,023	154,505	4,108,913
Proceeds	-	755,720	-	755,720
Payments	-	(183,455)	(5,060)	(188,515)
Foreign currency translation	60,075	110,051	6,019	176,145
Ending balance, March 31, 2025	1,457,460	3,239,339	155,464	4,852,263
Notes payable - long-term	-	(1,968,180)	(120,360)	(2,088,540)
Notes payable - short-term	$1,457,460	1,271,159	35,104	2,763,723
December 31, 2024	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2023	$1,908,195	2,511,148	186,884	4,606,227
Proceeds	-	828,080	-	828,080
Payments	(388,163)	(634,653)	(22,806)	(1,045,622)
Foreign currency translation	(122,647)	(147,552)	(9,573)	(279,772)
Ending balance, December 31, 2024	1,397,385	2,557,023	154,505	4,108,913
Notes payable – long-term	-	(1,437,798)	(122,635)	(1,560,433)
Notes payable - short-term	$1,397,385	1,119,225	31,870	2,548,480

December 31, 2024	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2023	$1,908,195	2,511,148	186,884	4,606,227
Proceeds	-	828,080	-	828,080
Payments	(388,163)	(634,653)	(22,806)	(1,045,622)
Oher additions	-	-	-	-
Debt forgiveness	-	-	-	-
Foreign currency translation	(122,647)	(147,552)	(9,573)	(279,772)
Ending balance, December 31, 2024	1,397,385	2,557,023	154,505	4,108,913
Notes payable – long-term	-	(1,437,798)	(122,635)	(1,560,433)
Notes payable - short-term	$1,397,385	1,119,225	31,870	2,548,480
December 31, 2023	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2022	$3,305,532	$1,505,078	$207,377	$5,017,987
Proceeds	-	1,082,231	-	1,082,231
Payments	(1,155,310)	(415,557)	(27,027)	(1,597,894)
Oher additions	-	317,880	-	317,880
Debt forgiveness	(306,637)	-	-	(306,637)
Foreign currency translation	64,610	21,516	6,534	92,660
Ending balance, December 31, 2023	1,908,195	2,511,148	186,884	4,606,227
Notes payable – long-term	(1,327,440)	(1,549,768)	(158,133)	(3,035,341)
Notes payable - short-term	$580,755	$961,380	$28,751	$1,570,886

Summary of Outstanding Debt
Our outstanding debt as of March 31, 2025 is repayable as follows:
March 31, 2025
2026	$2,763,723
2027	819,335
2028	666,070
2029	378,706
2030 and thereafter	224,429
Total debt	4,852,263
Less: notes payable - current portion	(2,763,723)
Notes payable - long term portion	$2,088,540

December 31, 2024
2024	$2,548,480
2025	669,334
2026	512,616
2027	280,364
2028 and thereafter	98,119
Total debt	4,108,913
Less: notes payable - current portion	(2,548,480)
Notes payable - long term portion	$1,560,433